Bank Borrowings	12 Months Ended
Dec. 31, 2010
Bank Borrowings [Abstract]
Bank borrowings
13.	Bank borrowings

			Principal		Interest
			Amount ( in		Payment
Lender	Date of Borrowing	Due Date	RMB)	Interest rate	Periods

As of December 31, 2009
Short term:
Agriculture Bank of China	September 2009	March 2010	10,000	4.37%	Monthly

Long term:
Agriculture Bank of China	June 2009	June 2012	20,000	5.4%	Monthly
China Construction Bank	June 2009	June 2011	40,000	5.4%	Monthly
Export-Import Bank of China	June 2009	June 2012	500,000	3.51%	Quarterly
Export-Import Bank of China	June 2009	June 2012	120,000	3.51%	Quarterly

Subtotal			680,000

Total bank borrowings			690,000

As of December 31, 2010
Export-Import Bank of China	June 2009	June 2012	120,000	3.51%	Quarterly
Bank of China	July 2010	July 2013	100,000	5.13%	Quarterly
Bank of China	October 2010	October 2013	100,000	5.13%	Quarterly
Bank of China	November 2010	May 2012	300,000	5.04%	Quarterly
Bank of China	November 2010	November 2013	100,000	5.32%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	5.264%	Monthly
Agriculture Bank of China	May 2010	November 2012	100,000	5.13%	Monthly
Agriculture Bank of China	October 2010	April 2013	20,000	5.04%	Monthly
Agriculture Bank of China	November 2010	May 2013	40,000	5.04%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.04%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	5.264%	Monthly
China Construction Bank	May 2010	May 2012	160,000	5.238%	Monthly
China Construction Bank	November 2010	November 2012	40,000	5.32%	Monthly
Bank of Communications	October 2010	April 2013	200,000	5.04%	Quarterly

Total bank borrowings			1,520,000

The bank borrowings outstanding as of December 31, 2009 and 2010 bore an average interest rate of 3.69% and 5.01% per annum, respectively. These loans are borrowed from various financial institutions. The borrowings have six month to 3 years terms and expire at various times. The unused lines of credit were RMB 1,254,000 as of December 31, 2010. These facilities contain no specific renewal terms and require no collateral.

The long-term bank borrowing from Export-Import Bank of China due June 2012 of RMB 120,000 as of December 31, 2010 was guaranteed by Shanghai Rural Commercial Bank, who charged an annual guarantee fee of 0.3% of the principal. JA Zhabei provided counter-guarantee to Shanghai Rural Commercial Bank with a cash deposit of RMB 20,000 and the remaining RMB 100,000 was pledged by a building with a net book value of RMB 115,869 (Note 9).

During the year ended December 31, 2010, the Group repaid the long-term bank borrowing from Export-Import Bank of China which was originally due in June 2012 with the amount of RMB 500,000.

Interest incurred for bank borrowings for the year ended December 31, 2008, 2009 and 2010 amounted to RMB 3,082, RMB 30,275 and RMB 58,045 respectively, of which RMB 1,404, RMB 6,696 and RMB 14,355 was capitalized in the cost of property and equipment.